Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income taxes
Current income tax expense	$ 11.7	$ 5.4	$ 21.4	$ 12.8
Deferred income tax expense	2.0	5.7	5.3	11.8
Total income tax expense	$ 13.7	$ 11.1	$ 26.7	$ 24.6